Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended			12 Months Ended	1 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended	1 Months Ended	3 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Feb. 19, 2013	Jan. 26, 2012	Mar. 31, 2013	Nov. 08, 2012	Jun. 26, 2012	Dec. 31, 2012 Ratio	Jun. 26, 2012 Minimum Ratio	Jun. 26, 2012 Maximum Ratio	Dec. 31, 2012 Series A Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Feb. 19, 2013 Class A common stock	Mar. 31, 2013 Class A common stock	Nov. 08, 2012 Class A common stock	Jun. 26, 2012 Class A common stock	Dec. 31, 2012 Class A common stock	Feb. 19, 2013 Class B common stock	Mar. 31, 2013 Class B common stock	Nov. 08, 2012 Class B common stock	Jun. 26, 2012 Class B common stock
Class of Warrant or Right [Line Items]
Common Stock Dividends Per Share Declared													$ 0.25	$ 0.25	$ 0.25	$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25
Common Stock Dividends Declared Amount			$ 29,000,000		$ 29,000,000	$ 29,000,000	$ 32,000,000
Dividend declared date	May 07, 2013	Feb. 19, 2013
Dividend paid date					Mar. 20, 2013
Split ratio approved at the close of business								5	1	5
Increase in value of ordinary shares																1,000,000					1,000,000
Additional shares issued on stock split				4				4
Number of shares to be purchased in tranches of warrant								1,216,216
Percentage of shares to be purchased in tranches of warrant								7.50%
Cash receivable per share under warrant								$ 12.50
Exercise price per share											62.13	68.56
Warrants outstanding								841,302			364,817	474,421
Term of warrants from the date of issue								7 years
Expiry date of warrants								Feb. 14, 2018
Authorized repurchase of Limited voting securities percentage							10.00%
Number of additional repurchased shares																	12,626,400
Average price of additional repurchased shares																	$ 25.84
Cost of additional repurchased shares																	$ 326,000,000
Shares purchased																	1,400,000